Discontinued operations (Details Narrative) $ in Thousands, $ in Thousands					12 Months Ended
	Jul. 02, 2024 USD ($)	Jul. 02, 2024 AUD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 AUD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Sold for consideration	$ 800	$ 1,200
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Net assets liabilities sold							$ 7,000	$ 10,100
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							3,900	5,400
Initial estimate of fair value											$ 600	$ 900	$ 4,500	$ 2,700
Fair value discounted percentage													10.00%	10.00%
Advisory fees					$ 400	$ 500
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Sold for consideration									$ 791	$ 1,211
Cash purchase	2,600	4,000							2,613	4,000
Working capital adjustments	1,800	2,800							(1,822)	(2,789)
Cash consideration	800	1,200							791	1,211
Net assets liabilities sold	(40)	(50)							(36)	(54)
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 800	$ 1,300							827	1,265
Disposal groups classified as held for sale [member] | Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Working capital adjustments			$ 2,900	$ 4,300
Cash consideration
Net assets liabilities sold
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							$ 1,648	$ 2,634	$ 827	$ 1,265